Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable non-trade	$ 4,140	$ 6,825
At cost, less accumulated depreciation	$ 1,230,868	$ 1,202,663
Convertible Preferred Stock [Member]
Convertible Preferred Units, issued	10.4	0.0
Convertible Preferred Units, outstanding	10.4	0.0
Common Stock Class Undefined [Member]
Limited partners - units issued	107.0	107.0
Limited partners - units outstanding	92.4	92.4
Preferred Units [Member]
Limited partners - units issued	11.0	11.0
Limited partners - units outstanding	6.0	6.0